Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022		Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Research And Development [Line Items]
Research and development expense	$ 2,792	$ 2,285		$ 2,018	$ 1,783		$ 4,427		$ 2,910		$ 7,219	$ 4,928	$ 7,594		$ 2,491		$ 166
Research and Development expenses
Research And Development [Line Items]
Salaries, wages and related expenses		1,206	[1]		830	[1]	2,356	[1]	1,354	[1]			3,425	[1],[2]	1,369	[2]	117	[2]
Share-based payment		193	[1]		200	[1]	218	[1]	463	[1]			911	[1],[2]	476	[2]	0	[2]
Materials		295			342		689		514				1,875		319		20
Professional services		190			86		315		132				403		89		13
Registration, drafting and filing of patents													0		25		10
Maintenance, office and software fees		78			42		197		79				145		116		0
Depreciation and amortization		250			149		468		174				400		59		0
D&O insurance		32			66		112		119				332
Insurance													332		0		0
Others		$ 41			$ 68		$ 72		$ 75				$ 103		$ 38		$ 6

[1]	Including expenses in respect of related parties - see Note 14.
[2]	Including expenses in respect of related parties - see Note 18.